Investment Risks	Aug. 21, 2026
GraniteShares 2x Long XE Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long XE Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
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Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in the highly regulated, capital-intensive, and competitive advanced nuclear energy industry. Returns depend in part on the Underlying Stock’s ability to successfully develop, license, and commercialize its advanced SMR technology and proprietary TRISO-X nuclear fuel. The Underlying Stock has not yet begun construction on any reactor facility and does not expect its first commercial reactors to be operational until the mid-2030s. The Underlying Stock is pre-revenue from its core reactor technology and has reported significant operating losses. The Underlying Stock faces extensive regulatory requirements from the Nuclear Regulatory Commission and other governmental bodies, and any delays, denials, or increased costs associated with regulatory approvals could materially harm its business. The Underlying Stock also faces competition from other SMR developers, conventional nuclear operators, and alternative clean energy providers. The Underlying Stock relies on government grants, contracts, and incentives, including from the U.S. Department of Energy, and any reduction or elimination of such support could adversely affect its financial condition. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long XE Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period started April 23, 2026 (IPO date) and ended August 31, 2026, was 119%. Volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was -3.8%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long XE Daily ETF | Correlation Risk [Member]
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Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long XE Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long XE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long XE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long XE Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

GraniteShares 2x Long XE Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long XE Daily ETF | Management Risk [Member]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long XE Daily ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long XE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long XE Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long XE Daily ETF | Options Contracts Risk [Member]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long XE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long XE Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long XE Daily ETF | Tracking Error Risk [Member]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long XE Daily ETF | Affiliated ETFS Risk [Member]
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Affiliated ETFS Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares 2x Long XE Daily ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long XE Daily ETF | US Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long XE Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long MAIR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long MAIR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock operates in the HVAC and indoor air quality industry, which is subject to competitive pressures, cyclical demand, and sensitivity to macroeconomic conditions including construction activity, interest rates, and capital spending by commercial end markets. Returns depend in part on the Underlying Stock’s ability to grow its custom air quality systems and data center cooling businesses and convert its project backlog into revenue. The Underlying Stock faces competition from larger diversified HVAC companies as well as specialized manufacturers, and its premium, custom-engineered products may face pricing pressure if customers shift to more standardized alternatives. The Underlying Stock carries significant financial leverage, and its ability to service debt obligations may constrain its financial flexibility. The Underlying Stock is a controlled company with a controlling stockholder that holds substantially all voting power, which may limit the influence of other shareholders. Demand for data center cooling, a key growth driver, may be subject to rapid changes in technology, customer spending patterns, and broader trends in artificial intelligence infrastructure build-out. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long MAIR Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the period starting April 15, 2026 (IPO) and ending August 13. 2026, was 66.1%. Volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 63.1%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long MAIR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long MAIR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long MAIR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long MAIR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long MAIR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

GraniteShares 2x Long MAIR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long MAIR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long MAIR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long MAIR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long MAIR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long MAIR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long MAIR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long MAIR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long MAIR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long MAIR Daily ETF | Affiliated ETFS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFS Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares 2x Long MAIR Daily ETF | US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long MAIR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long MAIR Daily ETF | Investing In U S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long RVMD Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long RVMD Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The Fund’s performance depends on the performance of the Underlying Stock. The price of the Underlying Stock can be affected by a number of factors. Investing in the Underlying Stock involves a high degree of risk. The Underlying Stock is a clinical-stage biopharmaceutical company that has not generated revenue from product sales and has incurred substantial operating losses. The Underlying Stock’s success depends on the clinical and regulatory development of its RAS(ON) inhibitor pipeline, and there can be no assurance that any of its product candidates will receive regulatory approval or, if approved, achieve commercial success. Clinical trials are expensive, time-consuming, and subject to failure. Setbacks in clinical trials, including failures to demonstrate safety or efficacy, unexpected adverse events, or enrollment difficulties, could materially harm the Underlying Stock’s prospects and stock price. The Underlying Stock operates in the highly competitive oncology drug development space and faces competition from large pharmaceutical companies with greater resources, as well as from other companies developing RAS-targeted therapies. The Underlying Stock relies on continued access to capital markets and collaborative arrangements to fund its operations, and any inability to raise sufficient capital could force it to curtail its development programs. The Underlying Stock is subject to extensive regulation by the U.S. Food and Drug Administration and comparable foreign authorities. Any of these factors may materially and adversely impact the price of the Underlying Stock shares, increase volatility, and negatively impact the performance of the Fund.

GraniteShares 2x Long RVMD Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate for the 5-year period ended August 13, 2026, was 63.4%. During the period observed the Underlying Stock’s highest volatility rate over a 1-year period was 75.4% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period observed was 63.4%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long RVMD Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long RVMD Daily ETF | Leverage Risk [Member]
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Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are averse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long RVMD Daily ETF | Counterparty Risk [Member]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long RVMD Daily ETF | Derivatives Risk [Member]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long RVMD Daily ETF | Exchange Traded Fund Structure Risk [Member]
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Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

GraniteShares 2x Long RVMD Daily ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long RVMD Daily ETF | Management Risk [Member]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long RVMD Daily ETF | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long RVMD Daily ETF | Derivatives Risk [Member]
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Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long RVMD Daily ETF | Swap Risk [Member]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long RVMD Daily ETF | Options Contracts Risk [Member]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long RVMD Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long RVMD Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long RVMD Daily ETF | Tracking Error Risk [Member]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long RVMD Daily ETF | Affiliated ETFS Risk [Member]
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Affiliated ETFS Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares 2x Long RVMD Daily ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long RVMD Daily ETF | US Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long RVMD Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.